General and administrative expense and Termination benefits	12 Months Ended
Dec. 31, 2023
General and administrative expense [Abstract]
General and administrative expense and Termination benefits
27 General and administrative expense and Termination benefits
General and administrative expense
General and administrative expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2021(1)	2022(1)	2023
Staff Costs	81,477	60,845	45,147
Occupancy Costs	1,725	2,500	2,099
Professional fees	18,250	11,952	11,278
Travel and entertainment	1,910	3,458	2,172
Office and related expenses	7,332	8,905	6,020
Bank fees & payment costs	646	778	650
Bad debt expense	1,267	6,211	212
Tax expense / (reversal)	11,125	11,214	(8,018)
Provisions for liabilities and other charges	209	195	1,745
Depreciation and amortization	9,587	11,464	9,806
Other general and administrative expense	5,592	4,689	3,314
General and administrative expense	139,120	122,211	74,425
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(1)Re-presented for discontinued operations. See Note 6.
Staff costs expense includes share options and stock units granted to eligible employees of USD 5,276 thousand (2022: USD 8,240 thousand and 2021: USD 34,548 thousand).
Tax expense / (reversal), refers to tax expense / (reversal) other than income tax and is comprised of the following:

	As of December 31,
In thousands of USD	2021	2022	2023
Withholding taxes	7,064	4,952	(6,398)
VAT	994	3,020	(2,999)
Other taxes	3,067	3,242	1,378
Total	11,125	11,214	(8,018)
The beneficial impact in tax expenses relates to the release of tax provisions as described in Note 21.
As of December 31, 2023 Other general and administrative expense includes USD 3,192 thousand (2022: USD 4,274 thousand and 2021: USD 4,238 thousand) for insurance premiums.
Termination benefits
As of December 31, 2022, termination benefits relate to redundancy expenses amounting to USD 3,706 thousand as a result of an announced and significant action in the fourth quarter of 2022 to streamline the Group's organization structure and reduce the Group's headcount. Regular termination benefits incurred as part of the recurring operating cycle of the business are recorded by function under Staff costs and amounted to USD 3,076 thousand as of December 31, 2023 (2022: USD 326 thousand and 2021: USD 324 thousand).